Pay vs Performance Disclosures item in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]	PAY VERSUS PERFORMANCE

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers(8)	Total shareholder return(9)	Peer group total shareholder return(9)	Net income ($ in millions)	Company-Selected Measure (EBITDA) ($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	12,485,834	11,043,700	2,645,653(3)	2,543,111(3)	455	210	432	666
2024	12,242,076	10,440,880	2,509,427(4)	2,406,466(4)	333	155	424	655
2023	11,266,308	9,981,828	2,128,866(5)	2,013,515(5)	207	119	464	698
2022	5,216,156	5,469,741	1,113,786(6)	1,158,736(6)	159	97	454	664
2021	4,788,614	4,291,251	1,342,229(7)	1,218,966(7)	131	120	263	401

(1)Ms. Mazzarella was PEO for all five years covered in the table.

(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Mazzarella, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Mazzarella during the applicable year.

(3)Consisted of Ms. Propst and Messrs. Meyer, DeSousa and Geekie

(4)Consisted of Messrs. Meyer, DeSousa, Geekie and Mansfield.

(5)Consisted of Messrs. Meyer, DeSousa, Geekie and Maxwell.

(6)Consisted of Messrs. Clifford (partial year), Meyer (partial year), DeSousa, Geekie and Mansfield.

(7)Consisted of Messrs. Clifford, DeSousa, Geekie and Mansfield.

(8)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the other named executive officers during the applicable year.

(9)The total shareholder return and peer group (Dow Jones U.S. Electrical Components & Equipment Total Market Index) total shareholder return are calculated in accordance with Item 201(e) of Regulation S-K (including assumed reinvestment of dividends) in the same manner as presented in our annual report to shareholders. 2023 total shareholder return reflects the declaration of a 20% stock dividend issued in 2024. 2022 total shareholder return reflects the declaration of a 15% stock dividend, issued in 2023.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Ms. Mazzarella was PEO for all five years covered in the table.
PEO Total Compensation Amount	$ 12,485,834	$ 12,242,076	$ 11,266,308	$ 5,216,156	$ 4,788,614
PEO Actually Paid Compensation Amount	$ 11,043,700	10,440,880	9,981,828	5,469,741	4,291,251
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table total for PEO ($)	[less]	Change in Pension Value & Nonqualified Deferred Compensation Earnings ($)	[plus]	Service Cost ($)	Compensation Actually Paid ($)
2025	12,485,834		1,774,916		332,782	11,043,700

Non-PEO NEO Average Total Compensation Amount	$ 2,645,653	2,509,427	2,128,866	1,113,786	1,342,229
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,543,111	2,406,466	2,013,515	1,158,736	1,218,966
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table total for Other NEOs ($)	[less]	Average Change in Pension Value & Nonqualified Deferred Compensation Earnings ($)	[plus]	Average Service Cost ($)	Average Compensation Actually Paid ($)
2025	2,645,653		152,696		50,154	2,543,111

Compensation Actually Paid vs. Total Shareholder Return	Our “total shareholder return,” as set forth in the above table, during the five-year period ended December 31, 2025 increased by 247%, compared to (a) an increase in “compensation actually paid” to our CEO from $4,291,251 in 2021 to $11,043,700 in 2025 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from $1,218,966 in 2021 to $2,543,111 in 2025.
Compensation Actually Paid vs. Net Income	Our net income and EBITDA during the five-year period ended December 31, 2025 increased by 64% and 66%, respectively, compared to the previously mentioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.
Total Shareholder Return Vs Peer Group	Our peer index “total shareholder return” increased by 75% over this same period.
Tabular List, Table	Tabular List of Financial Performance Measures for 2025 •EBITDA Growth •Net Sales Growth •Net Profit compared to budget •Gross Margin compared to budget •Net Sales compared to budget
Total Shareholder Return Amount	$ 455	333	207	159	131
Peer Group Total Shareholder Return Amount	210	155	119	97	120
Net income (loss) attributable to the Company	$ 432,000,000	$ 424,000,000	$ 464,000,000	$ 454,000,000	$ 263,000,000
Company Selected Measure Amount | item	666	655	698	664	401
PEO Name	Ms. Mazzarella
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	$ 1,774,916
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	152,696
Pension Adjustments Service Cost | PEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	332,782
Pension Adjustments Service Cost | Non-PEO NEO
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation, Amount	$ 50,154
Measure [Axis]: 1
Pay vs Performance Disclosure [Line Items]
Name	EBITDA Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Line Items]
Name	Net Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Line Items]
Name	Net Profit compared to budget
Measure [Axis]: 4
Pay vs Performance Disclosure [Line Items]
Name	Gross Margin compared to budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Line Items]
Name	Net Sales compared to budget